Note 14 - Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Warrants Granted [Table Text Block]
Stock Warrant
Name and Title at Time of Grant	Shares Granted
Ira and Claudia Goldfarb, Chairman and Chief Executive Officer	225,000
Brad Burke, Chief Financial Officer	3,750
Lyle Berman, Director	75,000
Cesar J. Gutierrez, brother of the Company’s Chief Executive Officer	7,500
Total:	311,250

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	106,300	$3.99
Warrants granted	311,250	2.21
Balance, December 31, 2021	417,550	2.66
Warrants granted	1,175,000	2.40
Warrants expired	(1,300)	(3.00)
Balance, December 31, 2022	1,591,250	$2.47

Exercisable, December 31, 2022	1,591,250	$2.47